Note 16 - Investments Accounted for Using the Equity Method - Reconciliation of the ISS Joint Venture Investment (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Assets classified as held for sale		$ 4,080	$ 8,214	$ 0
Current assets		20,473	21,165	23,993
Non-current assets		41,907	48,492	52,519
Net assets		62,380	69,657	76,512
Net assets		17,890	21,966	40,418
Investment		8,225	0	0
Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Capital commitment		15,044	0	0
Commission credit		(770)	0	0
Discontinued projects		(2,079)	0	0
Acquisition costs		110	0	0
Net assets		12,305	0	0
Assets classified as held for sale		4,080	0	0
Fair value of pre-acquisition equity interest		8,225	0	0
Current assets		2	0	0
Non-current assets		23,277	0	0
Net assets		23,279	0	0
Opening net assets		28,294	0	24,390
Commission credit		(1,546)	0	0
Commission credit on abandonments		144	0	0
Sundry income		90	0	0
Project swaps		0	0	0
Abandoned projects		(2,592)	0	(13,900)
Acquisition of controlling interest		0	0	(10,490)
Net assets		$ 24,390	0	0
VivoPower share in %	50.00%	50.00%
Investment		$ 12,195	0	0
Commission credit		$ 0	$ 0	$ 0